Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	SUNAMERICA INCOME FUNDS
Central Index Key	0000795307
Amendment Flag	false
Document Creation Date	Jul. 28, 2015
Document Effective Date	Jul. 29, 2015
Prospectus Date	Jul. 29, 2015
U.S. Government Securities | Class A
Prospectus:
Trading Symbol	SGTAX
U.S. Government Securities | Class C
Prospectus:
Trading Symbol	NASBX
Strategic Bond | Class A
Prospectus:
Trading Symbol	SDIAX
Strategic Bond | Class B
Prospectus:
Trading Symbol	SDIBX
Strategic Bond | Class C
Prospectus:
Trading Symbol	NAICX
Strategic Bond | Class W
Prospectus:
Trading Symbol	SDIWX
Flexible Credit Fund | Class A
Prospectus:
Trading Symbol	SHNAX
Flexible Credit Fund | Class C
Prospectus:
Trading Symbol	SHNCX
Flexible Credit Fund | Class W
Prospectus:
Trading Symbol	SHNWX